Other Non-current Assets (Details) ¥ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Other Non-Current Assets [Line Items]
Amortization, term			3 years	3 years
Amortization expense	$ 468
Cloud Infrastructure Support [Member]
Other Non-Current Assets [Line Items]
Amount paid on agreements			$ 5,700,000	¥ 41.2